Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended			12 Months Ended
	Jan. 31, 2023		Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Operating activities
Net loss	$ (14,922,278)	[1]	$ (19,716,045)	$ (34,179,634)	$ (45,167,731)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	124,840		129,959	257,286	236,864
Amortization of right-of-use asset	199,534		325,316	809,030	841,299
Stock-based compensation	591,246		956,574	1,649,686	5,137,068
Common stock issued for services			42,500	42,500	467,500
Foreign currency exchange (gain) loss, net	(72,218)		363,147	509,652	144,085
Gain on sale of property and equipment	(1,674)
Amortization of issuance costs of convertible note - related party	9,450
Gain on extinguishment of debt					(960,790)
Deferred offering costs written off	39,794
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	221,429		508,205	1,323,584	613,432
Other long-term assets	62,218		(290,876)	(380,083)	49,854
Accounts payable and accrued liabilities	389,296		(2,118,642)	(1,381,199)	(2,561,215)
Accrued compensation related	826,142		262,186	56,322	35,528
Operating lease liabilities	(222,100)		(343,817)	(845,483)	(629,928)
Other long-term liabilities	16,667
Net cash used in operating activities	(12,737,654)		(19,881,493)	(32,138,339)	(41,794,034)
Investing activities
Purchase of property and equipment	(15,955)		(244,857)	(244,857)	(304,603)
Purchase of intangible assets					(495,000)
Proceeds from sale of property and equipment	4,500
Net cash used in investing activities	(11,455)		(244,857)	(244,857)	(799,603)
Financing activities
Proceeds from issuance of common stock through ESPP	79		1,185	2,100	9,973
Payment of debt issuance costs	(113,391)
Proceeds from issuance of convertible note – related party	2,000,000
Proceeds from issuance of common stock and/or warrants	3,499,909				57,004,412
Payment of financing and offering costs	(673,702)		(15,500)	(39,794)	(4,434,441)
Proceeds from exercise of pre-funded warrants	92
Proceeds from exercise of stock options			202,800	202,800	636,993
Proceeds from exercise of warrants					4,792,951
Purchase of shares under CGP and Sirtex stock purchase agreements					5,836,731
Principal payments on note payable	(557,023)		(736,910)	(1,325,560)	(619,105)
Tax withholdings paid on equity awards	(3,136)		(33,005)	(47,515)	(238,976)
Tax shares sold to pay for tax withholdings on equity awards	2,931		32,385	46,346	220,490
Proceeds from co-promotion agreement					5,000,000
Net cash provided by (used in) financing activities	4,155,759		(549,045)	(1,161,623)	68,209,028
Effect of exchange rate changes on cash and cash equivalents	(23,060)		(44,845)	(106,674)	(18,620)
Net decrease in cash and cash equivalents	(8,616,410)		(20,720,240)	(33,651,493)	25,596,771
Cash and cash equivalents, at beginning of period	12,299,740		45,951,233	45,951,233	20,354,462
Cash and cash equivalents, at end of period	3,683,330		25,230,993	12,299,740	45,951,233
Supplemental disclosure for cash flow information:
Interest	18,516		13,427	20,925	10,302
Income taxes	2,950		2,950	2,969	4,992
Noncash investing and financing transactions:
Expiration of warrants					329,099
Decrease in right-of-use assets and operating lease liabilities resulting from contract modification	3,844,154				338,819
Note issued for insurance premium				$ 1,027,986	$ 1,355,919
Amounts accrued for offering costs	$ 86,494

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.